SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Sep. 30, 2024 VND (₫)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue recognized during the year	₫ 252,100	$ 10,100,000	₫ 65,500
Revenue expects to be recognized in next 12 months	91,800	$ 3,700,000
Property, plant and equipment, net	81,514,505			$ 3,253,812,270	₫ 78,699,515
Pham Nhat Vuong | Sponsorship contribution - accounted for as deemed contribution
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of transaction	₫ 5,900,800
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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, net						₫ 4,200,000